UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05603

Name of Fund: BlackRock Strategic Global Bond Fund, Inc. (formerly, BlackRock World Income Fund, Inc.)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Strategic Global Bond Fund, Inc.,

    55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31

Date of reporting period: 07/01/2015 – 06/30/2016

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05603
Reporting Period: 07/01/2015 - 06/30/2016
BlackRock Strategic Global Bond Fund, Inc.

================== BlackRock Strategic Global Bond Fund, Inc. ==================

BLACKROCK LIQUIDITY FUNDS

Ticker:                      Security ID:  09248U619
Meeting Date: MAR 07, 2016   Meeting Type: Special
Record Date:  DEC 11, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director David O. Beim            For       For          Management
1.2   Elect Director Susan J. Carter          For       For          Management
1.3   Elect Director Collette Chilton         For       For          Management
1.4   Elect Director Neil A. Cotty            For       For          Management
1.5   Elect Director Matina S. Horner         For       For          Management
1.6   Elect Director Rodney D. Johnson        For       For          Management
1.7   Elect Director Cynthia A. Montgomery    For       For          Management
1.8   Elect Director Joseph P. Platt          For       For          Management
1.9   Elect Director Robert C. Robb, Jr.      For       For          Management
1.10  Elect Director Mark Stalnecker          For       For          Management
1.11  Elect Director Kenneth L. Urish         For       For          Management
1.12  Elect Director Claire A. Walton         For       For          Management
1.13  Elect Director Frederick W. Winter      For       For          Management
1.14  Elect Director Barbara G. Novick        For       For          Management
1.15  Elect Director John M. Perlowski        For       For          Management

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HEALTHSOUTH CORPORATION

Ticker:       HLS            Security ID:  421924309
Meeting Date: MAY 05, 2016   Meeting Type: Annual
Record Date:  MAR 08, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director John W. Chidsey          For       For          Management
1.2   Elect Director Donald L. Correll        For       For          Management
1.3   Elect Director Yvonne M. Curl           For       For          Management
1.4   Elect Director Charles M. Elson         For       For          Management
1.5   Elect Director Jay Grinney              For       For          Management
1.6   Elect Director Joan E. Herman           For       For          Management
1.7   Elect Director Leo I. Higdon, Jr.       For       For          Management
1.8   Elect Director Leslye G. Katz           For       For          Management
1.9   Elect Director John E. Maupin, Jr.      For       For          Management
1.10  Elect Director L. Edward Shaw, Jr.      For       For          Management
2     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Approve Omnibus Stock Plan              For       For          Management

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Global Bond Fund, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Strategic Global Bond Fund, Inc.

Date:	August 25, 2016